Stockholders' Equity - Schedule of Payment of Preferred Stock (Details)	Dec. 31, 2019 USD ($) $ / shares shares
Series H Preferred Stock [Member]
Preferred stock outstanding | shares	8
Multiplied by the stated value	$ 154
Equals the gross stated value | $	$ 1,232
Divided by the conversion price	$ 36.96
Equals the convertible shares of common stock | shares	33
Multiplied by the fair market value of common stock	$ 0.88
Equals the payment | $	$ 29
Series H-3 Preferred Stock [Member]
Preferred stock outstanding | shares	2,189
Multiplied by the stated value	$ 138
Equals the gross stated value | $	$ 302,082
Divided by the conversion price	$ 33.12
Equals the convertible shares of common stock | shares	9,121
Multiplied by the fair market value of common stock	$ 0.88
Equals the payment | $	$ 8,026
Series H-4 Preferred Stock [Member]
Preferred stock outstanding | shares	5,028
Multiplied by the stated value	$ 235.50
Equals the gross stated value | $	$ 1,184,094
Divided by the conversion price	$ 2.826
Equals the convertible shares of common stock | shares	419,000
Multiplied by the fair market value of common stock	$ 0.88
Equals the payment | $	$ 368,720
Series H-5 Preferred Stock [Member]
Preferred stock outstanding | shares	34,722
Multiplied by the stated value	$ 72.00
Equals the gross stated value | $	$ 2,499,984
Divided by the conversion price	$ 0.72
Equals the convertible shares of common stock | shares	3,472,200
Multiplied by the fair market value of common stock	$ 0.88
Equals the payment | $	$ 3,055,536